UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
January 10, 2014 to February 12, 2014

Commission File Number of Issuing entity:	333-191331-01

GS Mortgage Securities Trust 2013-GCJ16
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Jefferies LoanCore LLC
Rialto Mortgage Finance, LLC
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-4247688
46-4256503
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street
Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	[ ]	[ ]	[_X_]
A-2	[ ]	[ ]	[_X_]
A-3	[ ]	[ ]	[_X_]
A-4	[ ]	[ ]	[_X_]
A-AB	[ ]	[ ]	[_X_]
X-A	[ ]	[ ]	[_X_]
X-B	[ ]	[ ]	[_X_]
A-S	[ ]	[ ]	[_X_]
B	[ ]	[ ]	[_X_]
PEZ	[ ]	[ ]	[_X_]
C	[ ]	[ ]	[_X_]

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes [ X ] No [ ]

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On February 12, 2014 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ16. The distribution report is attached as an Exhibit to this Form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2013-GCJ16 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 10, 2014 to February 12, 2014.

The Depositor has filed a Form ABS-15G on February 14, 2014. The CIK number of the Depositor is 0001004158.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of GSMC is 0001541502.

Citigroup Global Markets Realty Corp. ("CGMRC"), one of the sponsors, has filed a Form ABS-15G on February 14, 2014. The CIK number of CGMRC is 0001541001.

MC-Five Mile Commercial Mortgage Finance LLC, one of the sponsors, has filed a Form ABS-15G on February 12, 2014. The CIK number of MC-Five Mile Commercial Mortgage Finance LLC is 001576832.

Jefferies LoanCore LLC ("JLC"), one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of JLC is 0001555524.

Rialto Mortgage Finance, LLC, one of the sponsors, has filed a Form ABS-15G on February 11, 2014. The CIK number of Rialto Mortgage Finance, LLC is 0001592182.

PART II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.
None

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of GS Mortgage Securities Trust 2013-GCJ16, relating to the February 12, 2014 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: February 26, 2014	/S/: J. Theodore Borter

Name: J. Theodore Borter
Title: President

EXHIBIT INDEX

Exhibit Number	Exhibit
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2013-GCJ16, relating to the February 12, 2014 distribution.